Note 20 Summary Statements Of Cash Flows Held For Sale USA (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Sumary Statements Of Cash Flows Held For Sale USA [Line Items]
Cash Flow From Operating Activities held for sale USA	€ 62,000,000	€ 5,361,000,000
Cash flow From Investment Activities held for sale USA	(34,000,000)	(63,000,000)
Cash Flow From Financing Activities held for sale USA	(26,000,000)	(34,000,000)
Effect Of Exchange Rate Changes held for sale USA	60,000,000	(87,000,000)
Net Increase Decrease In Cash And Cash Equivalents held for sale USA	€ 62,000,000	€ 5,177,000,000